UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core
Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
CONSUMER DISCRETIONARY 20.2%

Auto & Truck 2.8%
1,100	Coachmen Industries, Inc.	$17,105
2,900	Group 1 Automotive, Inc.(a)	86,246
22,700	Monaco Coach Corp.	551,156
1,400	Noble Intl. Ltd.	28,266
13,300	Oshkosh Truck Corp.(b)	704,501
3,900	Swift Transportation Co., Inc.(a)(b)	77,902
1,100	TBC Corp.(a)	26,323
1,800	Thor Industries, Inc.	56,358
8,900	Tower Automotive, Inc.(a)(b)	28,035
19,000	Wabash National Corp.(a)	548,720
9,700	Winnebago Industries, Inc.	357,445

		2,482,057
Distributors 0.5%
11,400	Applied Industrial Technologies, Inc.	364,458
3,000	Performance Food Group, Co.(a)	74,340

		438,798
Hotels, Restaurants & Leisure 3.9%
12,900	Argosy Gaming Co.(a)(b)	420,927
25,700	Aztar Corp.(a)	623,739
23,100	CEC Entertainment, Inc.(a)(b)	839,685
5,900	IHOP Corp.(b)	218,241
16,400	Jack in the Box, Inc.(a)	523,160
5,900	Landry’s Restaurants, Inc.	178,357
3,800	Lone Star Steakhouse & Saloon, Inc.	92,112
900	P.F. Chang’s China Bistro, Inc.(a)	39,987
5,900	Papa John’s International, Inc.(a)	179,183
1,100	Prime Hospitality Corp.(a)	10,098
18,500	Ryan’s Restaurant Group, Inc.(a)	268,065
9,000	The Steak n Shake Co.(a)	154,080

		3,547,634
Household Durables 3.4%
4,300	Bassett Furniture Industries, Inc.	82,130
8,500	Department 56, Inc.(a)	131,070
4,500	La-Z-Boy, Inc.	77,760
9,008	M.D.C. Holdings, Inc.	604,887
1,800	NVR, Inc.(a)(b)	838,800
6,800	Ryland Group, Inc.(b)	526,456
13,500	Standard Pacific Corp.	626,535
2,700	Toro Co.	176,850

		3,064,488
Leisure Equipment & Products 2.6%
3,800	Arctic Cat, Inc.	103,094

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
24,900	Electronics Boutique Holdings Corp.(a)(b)	$ 625,239
5,100	K2, Inc.(a)	72,675
8,600	Polaris Industries, Inc.(b)	411,080
19,887	SCP Pool Corp.	819,941
10,000	Shuffle Master, Inc.(a)(b)	319,900

		2,351,929
Media 0.3%
9,300	ADVO, Inc.	288,207

Multiline Retail 1.1%
19,300	ShopKo Stores, Inc.(a)	300,115
23,400	Urban Outfitters, Inc.(a)	695,916

		996,031
Specialty Retail 3.2%
13,575	AnnTaylor Stores Corp.(a)	364,353
2,000	bebe Stores, Inc.(a)	38,860
7,700	Building Material Holdings Corp.	154,193
6,000	Burlington Coat Factory Warehouse Corp.	108,840
10,600	Cato Corp. (Class A)	221,222
6,600	Christopher & Banks Corp.	108,042
12,200	Dress Barn, Inc.(a)	204,350
1,300	Genesco, Inc.(a)	27,898
1,000	Haverty Furniture Cos., Inc.	18,590
100	Hot Topic, Inc.(a)	1,592
12,500	J.Jill Group, Inc.(a)	232,125
4,700	JAKKS Pacific, Inc.(a)(b)	94,329
1,910	Jo-Ann Stores, Inc.(a)	50,653
5,600	Linens‘n Things, Inc.(a)	149,072
25,950	Pacific Sunwear of California, Inc.(a)(b)	529,380
1,400	Regis Corp.	57,624
2,400	The Childrens Place Retail Stores, Inc.(a)	49,200
1,200	The Finish Line, Inc.	34,164
7,900	The Men’s Wearhouse, Inc.(a)	209,271
14,300	Too, Inc.(a)	214,214
100	Tractor Supply Co.(a)	3,626
600	Zale Corp.(a)	16,284

		2,887,882
Textiles, Apparel & Luxury Goods 2.4%
1,100	Angelica Corp.	26,477
14,700	Brown Shoe Co., Inc.	473,781
10,600	K-Swiss, Inc. (Class A)	190,800
12,500	Kellwood Co.(b)	501,875
2,900	Oxford Industries, Inc.	114,753
20,300	Quiksilver, Inc.(a)	437,668
16,200	Russell Corp.	286,578
6,800	Wolverine World Wide, Inc.	158,984

		2,190,916

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
CONSUMER STAPLES 2.6%

Food & Drug Retailing 0.6%
800	Casey’s General Stores, Inc.	$ 12,944
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)	13,110
4,400	Nash-Finch Co.	116,248
16,100	NBTY, Inc.(a)(b)	350,336
1,600	United Natural Foods, Inc.	34,672

		527,310
Food Products 1.7%
6,500	Corn Products International, Inc.(b)	280,280
17,850	Flowers-Foods, Inc.	465,885
5,100	J & J Snack Foods Corp.(a)	187,323
16,600	Ralcorp Holdings, Inc.(a)	605,402
1	The J.M. Smucker Co.	42

		1,538,932
Household Products 0.3%
8,900	WD-40 Co.	234,782

ENERGY 5.9%
Energy Equipment Services 1.1%
4,900	Cimarex Energy Co.(a)(b)	159,397
6,500	Headwaters, Inc.(a)	180,310
16,900	Oceaneering International, Inc.(a)	558,883
4,900	Veritas DGC, Inc.(a)	120,687

		1,019,277
Oil & Gas 4.8%
8,500	Atwood Oceanics, Inc.(a)	328,610
7,700	CARBO Ceramics, Inc.	545,391
6,600	Lone Star Technologies, Inc.(a)	219,912
9,000	Maverick Tube Corp.(a)(b)	259,560
10,000	Newfield Exploration Co.(a)	590,700
14,762	Patina Oil & Gas Corp.(b)	435,331
11,700	Stone Energy Corp.(a)(b)	529,308
7,800	Swift Energy Co.(a)	176,982
26,400	Unit Corp.(a)(b)	851,400
18,400	Vintage Petroleum, Inc.	314,640
4,500	W-H Energy Services, Inc.(a)	90,450

		4,342,284
FINANCIALS 14.4%
Banking 6.2%
1,000	Accredited Home Lenders Holding Co.(a)	31,325
900	BankUnited Financial Corp.(a)	24,156
15,100	CharterMac	293,695
15,600	Commercial Federal Corp.(b)	410,748
6,500	Community First Bankshares, Inc.	209,300
27,450	Dime Community Bancshares, Inc.	456,219
2,800	East West Bancorp, Inc.(b)	94,416
14,500	First BanCorp.	615,525

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
10,450	First Midwest Bancorp, Inc.	$ 352,897
2,300	First Republic Bank	99,590
6,000	Flagstar Bancorp, Inc.	118,020
8,500	Hudson United Bancorp	291,125
3,200	Luminent Mortgage Capital, Inc.	34,336
4,900	MAF Bancorp, Inc.	196,735
1,500	PrivateBankcorp, Inc.	42,000
14,090	Provident Bankshares Corp.	421,150
19,120	Republic Bancorp, Inc.	280,108
660	Sterling Financial Corp.	20,882
1,000	Susquehanna Bancshares, Inc.	23,270
9,100	The South Financial Group, Inc.	246,519
7,000	Thornburg Mortgage, Corp.(b)	194,110
19,900	UCBH Holdings, Inc.(b)	777,891
2,000	Umpqua Holdings Corp.	45,220
7,000	United Bankshares, Inc.	220,640
2,950	Whitney Holding Corp.	120,537

		5,620,414
Commercial Services & Supplies 0.2%
7,400	Cash America International, Inc.	166,130

Financial Services 4.0%
2,300	A.G. Edwards, Inc.(b)	74,750
8,700	Downey Financial Corp.	467,625
10,300	FirstFed Financial Corp.(a)	466,693
14,700	Investment Technology Group, Inc.(a)(b)	193,158
15,000	Irwin Financial Corp.	400,950
1,000	Jeffries Group, Inc.	31,340
15,300	Knight Trading Group, Inc.(a)(b)	130,203
19,050	New Century Financial Corp.	896,303
4,000	Piper Jaffray Cos., Inc.(a)	163,000
11,033	SWS Group, Inc.	151,152
11,800	Wintrust Financial Corp.(b)	625,754

		3,600,928
Insurance 2.2%
1,600	American Financial Group, Inc.(b)	47,504
5,259	Delphi Financial Group, Inc. (Class A)	213,252
17,000	LandAmerica Financial Group, Inc.(b)	671,500
1,000	Ohio Casualty Corp.(a)	18,700
800	Philadelphia Consolidated Holding Corp.(a)	43,736
10,200	Presidential Life Corp.	179,010
6,400	Selective Insurance Group, Inc.(b)	230,464
12,900	Stewart Information Services Corp.	457,305
6,400	UICI(a)(b)	153,088

		2,014,559
Real Estate Investment Trusts 1.8%
5,900	Associated Estates Reality Corp.	51,212
9,400	Boykin Lodging Co.(a)	79,148
2,500	Capital Automotive REIT	72,475

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
8,900	Colonial Properties Trust	$ 338,200
6,600	Cornerstone Reality Income Trust, Inc.	57,882
2,700	Entertainment Properties Trust	95,472
3,200	Equity One, Inc.	57,760
15,500	Glenborough Realty Trust, Inc.	283,340
2,100	Highwoods Properties, Inc.	48,720
15,200	Kilroy Realty Corp.	538,080
800	Sizeler Property Investors, Inc.	7,400

		1,629,689
HEALTHCARE 12.2%
Biotechnology 1.5%
13,800	IDEXX Laboratories, Inc.(a)	695,382
3,300	Regeneron Pharmaceuticals, Inc.(a)	28,248
16,500	Techne Corp.(a)	656,700

		1,380,330
Healthcare Equipment & Supplies 5.6%
14,800	Advanced Medical Optics, Inc.(a)(b)	563,140
2,000	American Medical Systems Holdings, Inc.(a)	63,640
7,400	Cooper Cos., Inc.(b)	439,930
500	Datascope Corp.	17,355
7,000	Diagnostic Products Corp.(b)	281,050
2,900	Hologic, Inc.(a)	57,768
13,100	Invacare Corp.(b)	531,205
3,300	Kensey Nash Corp.(a)(b)	93,357
9,900	Mentor Corp.(b)	311,751
1,600	Merit Medical Sysems, Inc.(a)	27,008
500	Molecular Devices Corp.(a)	10,205
900	Osteotech, Inc.(a)	3,483
16,100	PolyMedica Corp.	490,406
8,300	Possis Medical, Inc.(a)	237,380
3,400	ResMed, Inc.(a)	166,600
10,000	Respironics, Inc.(a)	557,200
12,900	Sola International, Inc.(a)	209,754
25,200	Sybron Dental Specialties, Inc.(a)	677,880
2,200	USANA Health Sciences, Inc.(a)(b)	65,450
5,800	Vital Signs, Inc.	173,188
3,400	Wilson Greatbatch Technologies, Inc.(a)	74,460

		5,052,210
Healthcare Providers & Services 4.6%
800	America Service Group, Inc.(a)	28,344
1,400	American Healthways, Inc.(a)(b)	38,122
2,700	AMERIGROUP Corp.(a)	129,492
6,350	AmSurg Corp.(a)	150,813
4,500	Apria Healthcare Group, Inc.(a)(b)	132,075
6,400	Bally Total Fitness Holding Corp.(a)(b)	33,024
4,700	CONMED Corp.(a)(b)	104,152
1,400	Healthcare Services Group, Inc.	23,562
6,900	LifePoint Hospitals, Inc.(a)(b)	230,529
3,800	Owens & Minor, Inc.	97,546

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
10,800	PAREXEL International Corp.(a)	$ 207,468
2,200	Pediatrix Medical Group, Inc.(a)(b)	139,128
10,600	Province Healthcare Co.(a)	154,018
9,500	RehabCare Group, Inc.(a)	227,525
6,450	Renal Care Group, Inc.(a)	205,497
14,800	Sierra Health Services, Inc.(a)(b)	654,160
16,700	Sunrise Senior Living, Inc.(a)(b)	589,510
20,400	United Surgical Partners International, Inc.(a)	718,896
17,200	US Oncology, Inc.(a)	255,764

		4,119,625
Pharmaceuticals 0.5%
4,500	Bradley Pharmaceuticals, Inc.(a)	105,930
7,900	First Horizon Pharmaceutical Corp.(a)	138,013
9,200	MGI Pharma, Inc.(a)	257,692

		501,635
INDUSTRIALS 20.5%
Aerospace/Defense 2.0%
2,137	Alliant Techsystems, Inc.(a)(b)	134,546
20,000	Armor Holdings, Inc.(a)	730,000
2,200	BE Aerospace, Inc.(a)	21,978
6,600	Curtiss-Wright Corp.	354,750
5,800	DRS Technologies, Inc.(a)	207,176
5,300	Kaman Corp. (Class A)	65,932
9,900	Mercury Computer Systems, Inc.(a)(b)	235,719
1,300	Moog, Inc. (Class A)(a)	47,281

		1,797,382
Building Products 2.7%
7,700	ElkCorp	168,091
10,750	Florida Rock Industries, Inc.	461,498
19,390	Griffon Corp.(a)(b)	406,608
500	Hughes Supply, Inc.	30,460
27,000	Lennox International, Inc.	475,740
1,000	Louisiana-Pacific Corp.	23,680
400	Meritage Corp.(a)	24,760
2,800	Simpson Manufacturing Co., Inc.	156,828
11,000	Universal Forest Products, Inc.	334,070
11,400	Watsco, Inc.	333,336

		2,415,071
Commercial Services & Supplies 6.4%
15,700	ABM Industries, Inc.	282,441
19,800	Administaff, Inc.(a)(b)	263,340
3,300	Apollo Group, Inc.(a)	284,361
2,500	Aspect Communications, Inc.(a)	21,175
1,600	Banta Corp.	63,536
6,700	Bowne & Co., Inc.	99,763
15,400	Checkpoint Systems, Inc.(a)	265,034
200	Chemed Corp.	9,360

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
4,800	Consolidated Graphics, Inc.(a)	$ 208,848
2,600	Convergys Corp.(a)	34,424
6,200	Education Management Corp.(a)	172,112
19,900	eFunds Corp.(a)(b)	325,564
9,000	FactSet Research Systems, Inc.(b)	388,350
4,200	G & K Services, Inc. (Class A)	161,784
7,400	Global Payments, Inc.(b)	337,810
3,800	Imagistics International, Inc.(a)	123,500
15,200	John H. Harland Co.	430,312
2,700	MAXIMUS, Inc.(a)	86,319
11,500	MemberWorks, Inc.(a)(b)	307,165
2,800	Mobile Mini, Inc.(a)	76,580
10,300	Mueller Industries, Inc.	392,636
2,500	Myers Industries, Inc.	32,750
20,400	Pegasus Solutions, Inc.(a)	266,016
8,100	Pre-Paid Legal Services, Inc.(a)(b)	187,515
11,800	SOURCECORP, Inc.(a)	277,418
2,100	StarTek, Inc.	64,533
10,100	United Stationers, Inc.(a)	398,142
2,700	URS Corp.(a)(b)	65,205
2,500	Volt Information Sciences, Inc.(a)	74,875
2,100	Waste Connections, Inc.(a)(b)	60,606

		5,761,474
Construction & Engineering 0.2%
17,700	Shaw Group, Inc.(a)(b)	175,584

Electrical Equipment 2.1%
18,250	A.O. Smith Corp.	524,140
9,800	Acuity Brands, Inc.	233,730
10,800	Artesyn Technologies, Inc.(a)	80,568
6,600	Brady Corp. (Class A)	298,320
4,600	C&D Technologies	72,220
1,200	Energizer Holdings, Inc.(a)(b)	45,720
20,000	Paxar Corp.(a)(b)	385,600
4,500	Woodward Governor Co.	276,165

		1,916,463
Industrial Conglomerates
1,000	Lydall, Inc.(a)	9,750
1,000	Tredegar Corp.	16,480

		26,230
Machinery 4.5%
5,000	Albany International Corp. (Class A)(b)	149,600
5,200	Baldor Electric Co.(b)	118,976
4,200	Barnes Group, Inc.	108,990
7,700	Briggs & Stratton Corp.	642,950
5,300	CLARCOR, Inc.	233,200
1,100	CUNO, Inc.(a)	57,926
2,100	Dionex Corp.(a)(b)	99,099
9,900	Esterline Technologies Corp.(a)	310,761

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
7,500	Gardner Denver, Inc.(a)	$ 200,850
1,699	Graco, Inc.	53,484
8,700	IDEX Corp.	279,183
10,200	JLG Industries, Inc.	142,800
7,900	Kaydon Corp.(b)	230,127
9,300	Regal-Beloit Corp.	195,300
20,450	Reliance Steel & Aluminum Co.	814,319
3,000	Robbins & Myers, Inc.	56,730
1,200	Stewart & Stevenson Services, Inc.	18,900
2,500	Thomas Industries, Inc.	77,500
10,900	Timken Co.	270,756
1,100	Valmont Industries, Inc.	24,013

		4,085,464
Transportation 2.6%
7,800	Arkansas Best Corp.	272,766
13,900	EGL, Inc.(a)(b)	353,199
11,200	ExpressJet Holdings, Inc.(a)(b)	122,080
3,200	J.B. Hunt Transport Services, Inc.	122,912
31,050	Knight Transportation, Inc.(a)	615,100
9,700	Landstar Systems, Inc.(a)(b)	483,157
6,600	Offshore Logistics, Inc.(a)	191,070
2,200	SkyWest, Inc.	31,086
2,400	USF Corp.	85,200
1,200	Yellow Roadway Corp.(a)	52,212

		2,328,782
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 1.2%
24,300	Adaptec, Inc.(a)(b)	182,007
3,800	Aeroflex, Inc.(a)(b)	42,142
1,600	Applied Signal Technology, Inc.	55,312
7,350	Belden CDT, Inc.(a)(b)	142,958
7,600	Black Box Corp.	288,800
4,900	Digi International, Inc.(a)	55,615
8,700	Inter-Tel, Inc.	188,703
1,100	Plantronics, Inc.(a)	42,548
1,700	Polycom, Inc.(a)(b)	32,776
4,300	Three-Five Systems, Inc.(a)	15,136

		1,045,997
Computers & Peripherals 0.6%
20,600	Agilysys, Inc.	306,940
5,600	Avid Technology, Inc.(a)(b)	261,744

		568,684
Electronic Equipment & Instruments 3.4%
12,800	Anixter International, Inc.(b)	428,544
1,100	BEI Technologies, Inc.	26,411
21,400	Cognex Corp.(b)	643,712
4,100	CTS Corp.	47,027

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
8,000	DSP Group, Inc.(a)	$ 157,680
4,300	EDO Corp.	101,824
4,200	Electro Scientific Industries, Inc.(a)	108,150
3,600	ESS Technology, Inc.(a)	24,660
500	GameStop Corp. (Class A)(a)	7,700
14,900	Global Imaging Systems, Inc.(a)(b)	451,917
7,500	Keithley Instruments, Inc.	155,400
19,500	Methode Eletronics, Inc. (Class A)	254,085
5,150	Park Electrochemical Corp.	118,347
1,900	Rogers Corp.(a)	93,955
5,000	Technitrol, Inc.(a)	92,500
9,800	Teledyne Technologies, Inc.(a)	212,268
8,300	X-Rite, Inc.	124,002

		3,048,182
IT Consulting & Services 0.7%
2,600	Bell Microproducts, Inc.(a)	18,252
1,100	CACI International, Inc. (Class A)(a)	45,221
5,100	Carreker Corp.(a)	48,144
39,900	CIBER, Inc.(a)	299,250
3,200	Digital Insight Corp.(a)	47,456
500	Keynote Systems, Inc.(a)	6,585
10,500	WebEx Communications, Inc.(a)(b)	215,460

		680,368
Semiconductor Equipment & Products 4.8%
4,100	ATMI, Inc.(a)	83,476
52,700	Axcelis Technologies, Inc.(a)(b)	491,691
12,200	Brooks Automation, Inc.(a)	175,802
3,400	Coherent, Inc.(a)	89,471
3,600	Cree, Inc.(a)(b)	80,568
1,200	CyberOptics Corp.(a)	22,392
2,600	Cymer Inc.(a)(b)	74,464
24,300	Helix Technology Corp.	350,892
31,600	Kulicke & Soffa Industries, Inc.(a)	246,796
22,600	Microsemi Corp.(a)(b)	276,850
13,400	Photon Dynamics, Inc.(a)	368,366
37,300	Photronics, Inc.(a)	539,731
94,500	Skyworks Solutions, Inc.(a)(b)	791,910
7,100	Standard Microsystems Corp.(a)	122,191
25,800	Veeco Instruments, Inc.(a)	586,950

		4,301,550
Software 3.7%
9,200	ANSYS, Inc.(a)	436,448
13,900	Cerner Corp.(a)(b)	625,500
3,300	EPIQ Systems, Inc.(a)(b)	49,170
3,300	Gerber Scientific, Inc.(a)	21,384
10,125	Kronos, Inc.(a)(b)	444,690
800	MapInfo Corp.(a)	8,272
8,200	MRO Software, Inc.(a)	87,002
3,000	Netegrity, Inc.(a)	19,620

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
9,400	Progress Software Corp.(a)	$ 193,922
18,600	RadiSys Corp.(a)	230,826
37,000	SERENA Software, Inc.(a)(b)	569,800
2,500	Sonic Solutions(a)	44,000
12,500	TALX Corp.	276,500
11,000	THQ, Inc.(a)(b)	209,550
21,600	TIBCO Software, Inc.	152,712

		3,369,396
MATERIALS 5.1%
Chemicals 1.4%
3,800	A. Schulman, Inc.	79,116
1,300	Arch Chemicals, Inc.	37,024
6,000	Georgia Gulf Corp.	213,300
200	H.B. Fuller Co.	5,346
16,600	MacDermid, Inc.(b)	485,716
6,600	OM Group, Inc.(a)	211,332
25,000	PolyOne Corp.(a)	180,750
1,100	Quaker Chemical Corp.	27,390

		1,239,974
Construction Materials 0.4%
7,600	Texas Industries, Inc.(b)	325,508

Containers & Packaging 0.1%
1,000	AptarGroup, Inc.	42,310
2,900	Chesapeake Corp.	67,309

		109,619
Metals & Mining 3.0%
30,000	Century Aluminum Co.(a)	706,500
7,800	Cleveland-Cliffs, Inc.(a)(b)	511,212
17,000	Commercial Metals Co.(b)	588,710
600	Quanex Corp.	27,300
27,000	Steel Dynamics, Inc.(b)	884,250
800	Steel Technologies, Inc.	18,488

		2,736,460
Paper & Forest Products 0.2%
5,800	Buckeye Technologies, Inc.(a)	62,292
1,700	Caraustar Industries, Inc.(a)	23,715
6,100	Rock-Tenn Co. (Class A)	86,437
900	Schweitzer-Mauduit International, Inc.	25,425

		197,869
TELECOMMUNICATION SERVICES 0.3%
Telecommunications 0.3%
20,100	Boston Communications Group, Inc.(a)	173,463
2,800	Symmetricom, Inc.(a)	22,960
1,900	ViaSat, Inc.(a)	34,428

		230,851

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
UTILITIES 3.0%
Electric Utilities 0.3%
700	Central Vermont Public Service Corp.	$13,601
200	El Paso Electric Co.(a)	3,010
5,750	PNM Resources, Inc.	119,830
2,600	Puget Energy, Inc.	56,160
3,300	Unisource Energy Corp.	81,477

		274,078
Gas Utilities 1.8%
10,500	Atmos Energy Corp.	264,285
11,600	Energen Corp.(b)	549,260
900	Laclede Group, Inc.	24,219
200	New Jersey Resources Corp.	8,130
2,600	Northwest Natural Gas Co.(b)	76,388
1,200	NUI Corp.	15,924
7,500	Southwest Gas Corp.	177,525
600	Southwestern Energy Co.(a)	19,314
16,100	UGI Corp.	521,479

		1,656,524
Multi-Utilities & Unregulated Power 0.7%
14,500	Avista Corp.(b)	253,025
19,525	Southern Union Co.(a)(b)	388,743

		641,768
Water Utilities 0.2%
7,300	American States Water Co.	168,267

	Total long-term investments (cost $66,430,459)	89,097,592

SHORT-TERM INVESTMENTS 31.3%
MUTUAL FUND 31.2%
28,225,374	Dryden Core Investment Fund-Taxable Money Market Series(e) (cost $28,225,374)	28,225,374
U.S. GOVERNMENT SECURITIES 0.1%

Principal Amount (000)
$40	United States Treasury Bill,1.18%, 9/16/04(c)(d)	39,938
25	United States Treasury Bill,1.29%, 9/16/04(c)(d)	24,961

	Total U.S. government securities (cost $64,899)	64,899

	Total short-term investments (cost $28,290,273)	28,290,273

	Total Investments 129.9% (cost $94,720,732)(g)	117,387,865
	Variation margin on open futures contracts(f)	6,400
	Liabilities in excess of other assets (including cash collateral of $26,748,332) ( 29.9%)	(27,052,041)

	Net Assets 100%	$90,335,824

(a)	Non-income producing securities.
(b)	Portion of securities on loan with an aggregate market value of $25,840,194; cash collateral of $26,748,332 (included with liabilities) was received with which the portfolio purchased securities.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Open futures contracts as of July 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2004	Unrealized Depreciation
	Long Positions:
4	Russell 200 Index	Sep. 04	$1,147,800	$1,103,400	$(44,400)

(g)	The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2004 were as follow:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$94,863,407	$25,635,140	$3,110,682	$22,524,458

The difference between book basis and tax basis is primarily attributable to the wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.